Income Taxes (Schedule Of Deferred Tax Assets And Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-term investments	$ 28,428	$ 49,893
Property, plant and equipment	249,143	271,360
Loss carry-forwards	339,835	215,681
Other	18,812	32,064
Gross deferred income tax assets	636,218	568,998
Valuation allowance	(588,662)	(535,936)
Net deferred income tax assets	47,556	33,062
Property, plant and equipment		15,282
Total deferred income tax liabilities		15,282
Deferred income tax assets, net	$ 47,556	$ 17,780